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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                --------------------------------

Check here if Amendment |_|; Amendment Number:
                                                -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Strome Investment Management, L.P.
           -------------------------------------------------
Address:   100 Wilshire Blvd., Suite 1750
           -------------------------------------------------
           Santa Monica, CA  90401
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -  04963
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael D. Achterberg
             -----------------------------------------------
Title:       Chief Financial Officer
             -----------------------------------------------
Phone:       (310) 917-6600
             -----------------------------------------------

Signature, Place, and Date of Signing:


   /s/ Michael D. Achterberg        Santa Monica, CA        November 14, 2007
------------------------------    --------------------    --------------------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                         ---------------------

Form 13F Information Table Entry Total:  31
                                         ---------------------

Form 13F Information Table Value Total:  $102,329
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    13F File No.    Name

01     28-4168         Mark Strome



                                                           FORM 13F INFORMATION TABLE

        COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN4        COLUMN5           COLUMN6    COLUMN7       COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                                           VALUE   SHRS OR  SH/     PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER              TITLE OF         CUSIP   (x1000)  PRN AMT  PRN     CALL  DISCRETION*   MGRS   SOLE   SHARED    NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES
LTD                             COM            008474108    1,494  30,000  SH           DEFINED         1      30,000
ALLIANCE HOLDINGS GP            COM
LP                            UNITS LP         01861G100    1,625  67,500  SH           DEFINED         1      67,500
ANADARKO PETROLEUM
CORP                            COM            032511107    5,375 100,000  SH           DEFINED         1     100,000
APACHE CORP.                    COM            037411105    1,801  20,000  SH           DEFINED         1      20,000
BARRICK GOLD
CORPORATION                     COM            067901108    4,028 100,000  SH           DEFINED         1     100,000
BREITBURN ENERGY              COM UT
PARTNERS LP                   LTD PTN          106776107      169   5,200  SH           DEFINED         1       5,200

CAMECO CORPORATION              COM            13321L108    6,936 150,000  SH           DEFINED         1     150,000
CONSTELLATION                 COM UNIT
ENERGY PARTNERS LLC             LLC B          21038E101    2,177  51,100  SH           DEFINED         1      51,100
EAGLE ROCK ENERGY
PARTNERS, LP                    UNIT           26985R104    4,618 219,995  SH           DEFINED         1     219,995
ENERGY TRANSFER               COM UT
EQUITY L P                    LTD PTN          29273V100       69   2,000  SH           DEFINED         1       2,000
FRONTEER
DEVELOPMENT GROUP
INC.                            COM            35903Q106      367  35,000  SH           DEFINED         1      35,000

W.R. GRACE & CO (NEW)           COM            38388F108    3,089 115,000  SH           DEFINED         1     115,000

HECLA MINING CO.                COM            422704106    3,133 350,000  SH           DEFINED         1     350,000

INERGY HOLDINGS, L.P.           COM            45661Q107      588  12,334  SH           DEFINED         1      12,334
                              COM NO
KINROSS GOLD CORP               PAR            496902404    1,498 100,000  SH           DEFINED         1     100,000
                              UNIT LTD
LINN ENERGY, LLC                LIAB           536020100   24,152 757,582  SH           DEFINED         1     757,582
NEWMONT MINING
CORPORATION                     COM            651639106    2,237  50,000  SH           DEFINED         1      50,000
NORTH AMERICAN
PALLADIUM LTD                   COM            656912102    1,148 150,000  SH           DEFINED         1     150,000



                                                           FORM 13F INFORMATION TABLE

        COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN4        COLUMN5           COLUMN6    COLUMN7       COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                                           VALUE   SHRS OR  SH/     PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER              TITLE OF         CUSIP   (x1000)  PRN AMT  PRN     CALL  DISCRETION*   MGRS   SOLE   SHARED    NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER
CORP                            COM            697900108    3,468 120,000  SH           DEFINED         1     120,000
PLAINS EXPL & PROD CO
LP                              COM            726505100    1,106  25,000  SH           DEFINED         1      25,000
RANDGOLD RESOURCES
LIMITED ADR                     ADR            752344309    3,324 100,000  SH           DEFINED         1     100,000
RANGE RESOURCES
CORPORATION                     COM            75281A109    4,066 100,000  SH           DEFINED         1     100,000
REGENCY ENERGY                  COM
PARTNERS LP                   UNITS LP         75885Y107      770  26,200  SH           DEFINED         1      26,200
SILVER STANDARD
RESOURCES INC                   COM            82823L106    3,543  95,000  SH           DEFINED         1      95,000
SPECTRA ENERGY
PARTNERS LP                     COM            84756N109    1,011  38,500  SH           DEFINED         1      38,500

TALISMAN ENERGY INC.            COM            87425E103    4,728 240,000  SH           DEFINED         1     240,000
TERRA NITROGEN CO LP
CO                            COM UNIT         881005201    6,342  50,000  SH           DEFINED         1      50,000
URANIUM RESOURCES             COM PAR
INC                            $0.001          916901507      235  25,000  SH           DEFINED         1      25,000
VALERO ENERGY
CORPORATION                     COM            91913Y100    6,718 100,000  SH           DEFINED         1     100,000
VALERO ENERGY
CORPORATION                     COM            91913Y100      130   2,000  SH     CALL  DEFINED         1       2,000
WILLIAMS COMPANIES
INC. (THE)                      COM            969457100    2,384  70,000  SH           DEFINED         1      70,000

*INVESMENT  DISCRETION  OVER ALL  SECURITIES  REPORTED  IS SHARED WITH THE OTHER MANAGER ON WHOSE BEHALF THIS FORM 13F REPORT IS
BEING FILED.